UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $151,149 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APARTMENT INVT & MGMT CO       CL A             03748R101     7272   395000 SH       SOLE                   395000        0        0
BOSTON PROPERTIES INC          COM              101121101     1132    15000 SH       SOLE                    15000        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     4382   340200 SH       SOLE                   340200        0        0
COUSINS PPTYS INC              COM              222795106    10245  1232808 SH       SOLE                  1232808        0        0
DUKE REALTY CORP               COM NEW          264411505     7383   595427 SH       SOLE                   595427        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4117    76414 SH       SOLE                    76414        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     4535   357611 SH       SOLE                   357611        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     5606    77000 SH       SOLE                    77000        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      441    56890 SH       SOLE                    56890        0        0
HCP INC                        COM              40414L109     4881   147900 SH       SOLE                   147900        0        0
HEALTH CARE REIT INC           COM              42217K106     1266    28000 SH       SOLE                    28000        0        0
HOME PROPERTIES INC            COM              437306103     6777   144800 SH       SOLE                   144800        0        0
KIMCO REALTY CORP              COM              49446R109     2459   157200 SH       SOLE                   157200        0        0
MACERICH CO                    COM              554382101     7857   205082 SH       SOLE                   205082        0        0
MACK CALI RLTY CORP            COM              554489104     7790   221003 SH       SOLE                   221003        0        0
MARRIOTT INTL INC NEW          CL A             571903202     3628   115100 SH       SOLE                   115100        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4880   138841 SH       SOLE                   138841        0        0
PROLOGIS                       SH BEN INT       743410102     6658   504400 SH       SOLE                   504400        0        0
REGENCY CTRS CORP              COM              758849103     2874    76704 SH       SOLE                    76704        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      651    64300 SH       SOLE                    64300        0        0
SL GREEN RLTY CORP             COM              78440X101     5011    87500 SH       SOLE                    87500        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    41757   356900 SH       SOLE                   356900        0        0
U STORE IT TR                  COM              91274F104     2223   308700 SH       SOLE                   308700        0        0
UDR INC                        COM              902653104     7324   415216 SH       SOLE                   415216        0        0